Debt and Lease Liabilities - Bank loans (Details) $ in Millions		1 Months Ended				12 Months Ended
	Mar. 31, 2016 MXN ($) company	Mar. 31, 2023 MXN ($)	Mar. 31, 2022 MXN ($)	Feb. 28, 2022 MXN ($)	Jul. 31, 2019 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Aug. 31, 2023 USD ($)	Feb. 28, 2023	Feb. 28, 2022 USD ($)
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement						$ 89,814,233,000				$ 300.0
Repayment of debt		$ 1,000,000,000					$ 610,403,000	$ 242,489,000
Interest rate		0.85%									0.85%
Interest payable on total debt						1,506,766,000	$ 994,735,000
Payment of accrued interest and transaction costs on debt						$ 403,981,000
Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement			$ 6,000,000,000	$ 6,000,000,000
Payment of accrued interest and transaction costs on debt			$ 37,057,000	$ 37,057,000
Bank loans mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Number of Mexican banks, entered into long-term credit agreements | company	2
Principal amount of long-term credit agreement	$ 5,500,000,000
Repayment of debt, principal component								4,500,000,000	$ 4,500,000,000
Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement					$ 10,000,000,000
Base rate					TIIE
Number of days interest is payable					28 days
Term of borrowings					5 years
Bank Loans Maturities December 2026
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement								$ 2,650,000,000
Base rate								TIIE
Number of days interest is payable								28 days
Variable interest rate spread (as a percent)								0.90%
Interest rate								8.215%
Payment of accrued interest and transaction costs on debt								$ 1,325,000,000
Revolving credit facility with a syndicate of banks
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement												$ 650.0
Bottom Of Range | Bank loans 1 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate	7.00%
Bottom Of Range | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)					1.05%
Top Of Range | Bank loans 2 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate	7.13%
Top Of Range | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)					1.30%